Intangible assets - (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of information for cash-generating units [line items]
Deferred tax, net	R$ 947,014	R$ 190,968	R$ 117,978
Recognized against other comprehensive income	179,589	39,873
Recognized against profit or loss	148,483	38,498
Recognized against goodwill	(3,225)	(5,381)
Assets At Fair Value Routed Through Other Comprehensive Income loss [Member]
Disclosure of information for cash-generating units [line items]
Deferred tax, net	415,468	219,817	179,944
Recognized against other comprehensive income	195,651	39,873
Recognized against profit or loss	0	0
Recognized against goodwill	0	0
Losses Available For Offsetting Against Future Taxable Income
Disclosure of information for cash-generating units [line items]
Deferred tax, net	244,037	302,921	343,313
Recognized against other comprehensive income	0	0
Recognized against profit or loss	10,661	(40,392)
Recognized against goodwill	0	0
Tax Credit Carryforward [Member]
Disclosure of information for cash-generating units [line items]
Deferred tax, net	436,743	384,941	302,551
Recognized against other comprehensive income	(16,062)	0
Recognized against profit or loss	118,880	82,390
Recognized against goodwill	0	0
Tax Deductible Goodwill Non-Controlling Interest [Member]
Disclosure of information for cash-generating units [line items]
Deferred tax, net	0	5,010	42,625
Recognized against other comprehensive income	0	0
Recognized against profit or loss	(5,010)	(37,615)
Recognized against goodwill	0	0
Temporary Differences Relating To Share Based Payments [Member]
Disclosure of information for cash-generating units [line items]
Deferred tax, net	185,417	160,248	123,211
Recognized against other comprehensive income	0	0
Recognized against profit or loss	25,169	37,037
Recognized against goodwill	0	0
Contingencies arising from business combinations
Disclosure of information for cash-generating units [line items]
Deferred tax, net	0	40,192	36,320
Recognized against other comprehensive income	0	0
Recognized against profit or loss	(1,540)	3,872
Recognized against goodwill	0	0
Technological Innovation Benefit
Disclosure of information for cash-generating units [line items]
Deferred tax, net	(2,805)	(4,128)	(9,038)
Recognized against other comprehensive income	0	0
Recognized against profit or loss	1,323	4,910
Recognized against goodwill	0	0
Temporary differences under fundo de investimento em direitos creditorios
Disclosure of information for cash-generating units [line items]
Deferred tax, net	(310,805)	(279,305)	(224,733)
Recognized against other comprehensive income	0	0
Recognized against profit or loss	(31,500)	(54,572)
Recognized against goodwill	0	0
Business Combination [Member]
Disclosure of information for cash-generating units [line items]
Deferred tax, net	(21,041)	(638,728)	R$ (676,215)
Recognized against other comprehensive income	0	0
Recognized against profit or loss	30,500	42,868
Recognized against goodwill	(3,225)	(5,381)
CGU 1 - Financial Services
Disclosure of information for cash-generating units [line items]
Goodwill	443,764	443,764
Intangible assets with indefinite useful life	14,513	14,516
CGU 2 - Software
Disclosure of information for cash-generating units [line items]
Goodwill	227,238	218,766
Intangible assets with indefinite useful life	27,258	27,255
CGU 3 - TAG
Disclosure of information for cash-generating units [line items]
Goodwill	0	0
Intangible assets with indefinite useful life	0	0
CGU 4 – Assets classified as held for sale
Disclosure of information for cash-generating units [line items]
Goodwill	1,398,026	1,411,735
Intangible assets with indefinite useful life	R$ 217,916	R$ 217,916